Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments
NOTE 6 — COMMITMENTS

Registration Rights
Pursuant to a registration rights agreement entered into on January 13, 2022, the holders of the Founder Shares, Private Placement Warrants, and any Private Placement Warrants that may be issued upon conversion of the Working Capital Loans (and any Series A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and conversion of Founder Shares) will be entitled to registration rights. The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up
period. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were entitled to a cash underwriting discount of $0.20 per Unit, or $6,000,000 in the aggregate, paid on the closing of the Initial Public Offering. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $10,500,000 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Advisors
On January 7, 2022, the Company and Farvahar Capital (“Farvahar”) entered into an agree ment
under which Farvahar served as an advisor to the Company in connection with the Initial Public Offering. Farvahar was engaged to represent the Company’s interests only and is independent of the underwriters. The underwriters reimbursed the Company for the fees payable to Farvahar in respect of the provision of such advisory services. The Company agreed to pay Farvahar a fee of 0.08% of the gross proceeds of the Initial Public Offering, including any exercise of the underwriters’ over-allotment option with respect to the Initial Public Offering or $240,000 in the aggregate. Farvahar did not act as an underwriter in connection with the Initial Public Offering; it did not identify or solicit potential investors in the Initial Public Offering. As of December 31, 2022, the Company received the reimbursement from the underwriters and paid Farvahar.
Non-Redemption
Agreement
On or about April 4, 2023, the Company and Atlantic Coastal Acquisition Management II LLC (the “Sponsor”), entered into agreements(“Non-Redemption
Agreements”) with several unaffiliated third parties in exchange for them agreeing not to redeem an aggregate of 3,300,900 shares(“Non-Redeemed
Shares”) of the Company’s

Series A common stock sold in its initial public offering (the “
Public Shares
”) at the special meeting called by the Company (the “Meeting”) to approve an extension of time for the Company to consummate an initial business combination (the “Charter Amendment Proposal”) from
April 19, 2023
to
October 19, 2023
(an “Extension”), subject to additional Extension(s) up to
December 19, 2023
upon election by the Sponsor. In exchange for the foregoing commitments not to redeem such shares, the Sponsor has agreed to transfer to such investors an aggregate of
825,225
shares of the Company held by the Sponsor immediately following consummation of an initial business combination if they continued to hold such
Non-Redeemed
Shares through the Meeting.

NOTE 6 — COMMITMENTS
Registration Rights
Pursuant to a registration rights agreement entered into on January 13, 2022, the holders of the Founder Shares, Private Placement Warrants, and any Private Placement Warrants that may be issued upon conversion of the Working Capital Loans (and any Series A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and conversion of Founder Shares) will be entitled to registration rights. The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up
period. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were entitled to a cash underwriting discount of $0.20 per Unit, or $6,000,000 in the aggregate, paid on the closing of the Initial Public Offering. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $10,500,000 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Advisors
On January 7, 2022, the Company and Farvahar Capital (“Farvahar”) entered into an agreement under which Farvahar served as an advisor to the Company in connection with the Initial Public Offering. Farvahar was engaged to represent the Company’s interests only and is independent of the underwriters. The underwriters reimbursed the Company for the fees payable to Farvahar in respect of the provision of such advisory services. The Company agreed to pay Farvahar a fee of 0.08% of the gross proceeds of the Initial Public Offering, including any exercise of the underwriters’ over-allotment option with respect to the Initial Public Offering or $240,000 in the aggregate. Farvahar did not act as an underwriter in connection with the Initial Public Offering; it did not identify or solicit potential investors in the Initial Public Offering. As of December 31, 2022, the Company received the reimbursement from the underwriters and paid Farvahar.